Note 10 - Other Borrowings (Details) - Maturities of Other Borrowings (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Maturities of Other Borrowings [Abstract]
2014 (in Dollars)	$ 984
2014	3.99%
2015 (in Dollars)	685
2015	4.01%
2016 (in Dollars)	502
2016	4.00%
2017 (in Dollars)	373
2017	4.00%
2018 (in Dollars)	252
2018	4.02%
Beyond 2018 (in Dollars)	8,813
Beyond 2018	2.10%
Total (in Dollars)	$ 11,609	$ 12,970
Total	2.52%